Form N-23C-1
Report for Calendar month Ending September 30, 2001

--------------------------
Swiss Helvetia Fund, Inc.
--------------------------

-------------------------------------------------------------------------------------------------------------
                                                                  Approximate asset value
                                     Number of                    or approximate asset         Name of
Date of each   Identification of     shares           Price per   coverage per share at        Seller or of
transaction    each security         purchased        share       time of purchase             Sellers Broker
-------------------------------------------------------------------------------------------------------------
                Swiss Helvetia
                Fund-(Cusip-
   10/05/01       870875101)          5,000           10.499              12.73                   NYSE
   10/24/01        (same)            10,000           10.44               12.86                   NYSE
   10/25/01        (same)            10,000           10.4315             12.84                   NYSE
   10/30/01        (same)            10,000           10.37               12.68                   NYSE
   10/31/01        (same)             4,800           10.36               12.73                   NYSE

                  Total              39,800